INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of reconciliation of intangible assets

			Brand
			name
	Software	License	(Note)	Total
	USD’000	USD’000	USD’000	USD’000
COST
At January 1, 2023	129	421	1,600	2,150
Additions	108	65	—	173
Disposal of a subsidiary (Note 39)	(71)	—	—	(71)
Exchange adjustments	3	—	—	3
At December 31, 2023	169	486	1,600	2,255
Additions	7	—	—	7
Disposals	(10)	—	—	(10)
Exchange adjustments	1	(2)	—	(1)
At December 31, 2024	167	484	1,600	2,251
ACCUMULATED DEPRECIATION
At January 1, 2023	98	115	—	213
Charge for the year	55	51	—	106
Eliminated on disposal of a subsidiary (Note 39)	(62)	—	—	(62)
Exchange adjustments	(4)	—	—	(4)
At December 31, 2023	87	166	—	253
Charge for the year	58	65	—	123
Exchange adjustments	—	(3)	—	(3)
At December 31, 2024	145	228	—	373
ACCUMULATED IMPAIRMENT
At January 1, 2023	—	—	—	—
Impairment during the year	—	—	1,600	1,600
At December 31, 2023 and December 31, 2024	—	—	1,600	1,600
CARRYING AMOUNT
At December 31, 2023	82	320	—	402
At December 31, 2024	22	256	—	278
Note:

The brand name was founded in New York in 2016 and played a crucial role in the retention of customer and overall operation of HN&T. Being a Michelin awarded brand, HN&T had garnered wide range of positive reviews from the local media which the management of the Group expected the brand to bring in economic benefits and attract more local customers to generate net cash flows for the Group.